Promissory Notes - Schedule of Secured Notes Payable (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Balance owing	$ 313,211	$ 367,058	$ 267,881
Less amounts due within one year	(313,211)	(367,058)	(267,881)
Long-term portion